Note 24 - Provisions	12 Months Ended
Dec. 31, 2019
Provisions or reversal of provisions Abstract
Disclosure of Provisions

24. Provisions

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2019	2018	2017
Provisions for pensions and similar obligations	25	4,631	4,787	5,407
Other long term employee benefits	25	61	62	67
Provisions for taxes and other legal contingencies		677	686	756
Provisions for contingent risks and commitments		711	636	578
Other provisions (*)		457	601	669
Total		6,538	6,772	7,477

(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.

The change in provisions for pensions and similar obligations for the years ended December 31, 2019, 2018, and 2017 is as follows:

Provisions for pensions and similar obligations. Changes over the year (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		4,787	5,407	6,025
Add
Charges to income for the year		330	126	391
Interest expense and similar charges		65	78	71
Personnel expense	44.1	50	58	62
Provision expense		215	(10)	258
Charges to equity (1)	25	329	41	140
Transfers and other changes		(32)	95	(264)
Less
Benefit payments	25	(718)	(779)	(861)
Employer contributions	25	(65)	(103)	(25)
Balance at the end		4,631	4,787	5,407

(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2019	2018	2017
Balance at beginning	1,286	1,425	2,028
Additions	396	455	868
Unused amounts reversed during the year	(96)	(184)	(164)
Amount used and other variations	(453)	(410)	(1,306)
Balance at the end	1,134	1,286	1,425

Ongoing legal proceedings and litigation

The financial sector faces an environment of increasing regulatory and litigious pressure. In this environment, the different Group’s entities are often parties to individual or collective legal proceedings arising from the ordinary activity of their businesses. In accordance with the procedural status of these proceedings and according to the criteria of the attorneys who manage them, BBVA considers that none of them is material, individually or in aggregate, and that no significant impact derives from them neither in the results of operations nor on liquidity, nor in the financial position at a consolidated level of the Group, as at the level of the standalone Bank. The Group Management considers that the provisions made in connection with these legal proceedings are adequate.

As mentioned in Note 7.5 Legal risk factors, the Group is subject or may be subject in the future to a series of legal and regulatory investigations, procedures and actions which, in case of a negative result, could have an adverse impact on the business, the financial situation and the results of the Group.